Unit Activity (Tables)	6 Months Ended
Jun. 30, 2018
Equity [Abstract]
Schedule of Movement in Number of Common Units, and General Partner Units and Series A Preferred Units

The following table shows the movement in the number of common units, general partner units and Series A Preferred Units from December 31, 2016 until June 30, 2018.

(in units)	Common Units	General Partner Units	Convertible Preferred Units
December 31, 2016	27,194,094	558,674	—
January 6, 2017: Public offering	2,500,000	—	—
February 2, 2017: Sale of Series A Preferred Units	—	—	2,083,333
June 30, 2017: Sale of Series A Preferred Units	—	—	1,666,667
November 9, 2017: Public offering	3,000,000	56,443	—
December 31, 2017	32,694,094	615,117	3,750,000
June 30, 2018	32,694,094	615,117	3,750,000